BLACKROCK FUNDS III

BlackRock LifePath® Retirement Fund

BlackRock LifePath® 2020 Fund

BlackRock LifePath® 2025 Fund

BlackRock LifePath® 2030 Fund

BlackRock LifePath® 2035 Fund

BlackRock LifePath® 2040 Fund

BlackRock LifePath® 2045 Fund

BlackRock LifePath® 2050 Fund

BlackRock LifePath® 2055 Fund

(each, a “LifePath Fund” and collectively, the “LifePath Funds”)

Supplement dated September 7, 2016 to

the Prospectus and the Statement of Additional Information (“SAI”) of the LifePath Funds,

dated April 29, 2016

On July 29, 2016, the Board of Trustees of BlackRock Funds III approved the following changes to the LifePath Funds, as described further below:

1)	The LifePath Funds will be renamed the LifePath Dynamic Funds in all vintages;

2)	The LifePath Funds will incorporate a Global Tactical Asset Allocation (“GTAA”) into the glidepath;

3)	The LifePath Funds will increase the flexibility of their equity allocations, including increasing allocations to BlackRock’s Scientific Active Equity (“SAE”), factor-based, and index equity strategies;

4)	The LifePath Funds will diversify the fixed-income strategies to include the ability to invest in Master Total Return Portfolio; and

5)	The LifePath Funds will change the named portfolio managers to Matthew O’Hara and Philip Green.

In addition, on July 29, 2016, the Board of Trustees of Master Investment Portfolio approved certain changes to Active Stock Master Portfolio, a series of Master Investment Portfolio. Effective on or about November 7, 2016, Active Stock Master Portfolio will be restructured to increase flexibility to equity strategies, including SAE and GTAA strategies.

Effective on or about November 7, 2016, the following changes will be made to the LifePath Funds’ Prospectus and SAI.

Change in the LifePath Funds’ Names

Each LifePath Fund will be renamed as follows:

BlackRock LifePath® Retirement Fund will be renamed BlackRock LifePath® Dynamic Retirement Fund (“LifePath Retirement Fund”).

BlackRock LifePath® 2020 Fund will be renamed BlackRock LifePath® Dynamic 2020 Fund (“LifePath 2020 Fund”).

BlackRock LifePath® 2025 Fund will be renamed BlackRock LifePath® Dynamic 2025 Fund (“LifePath 2025 Fund”).

BlackRock LifePath® 2030 Fund will be renamed BlackRock LifePath® Dynamic 2030 Fund (“LifePath 2030 Fund”).

BlackRock LifePath® 2035 Fund will be renamed BlackRock LifePath® Dynamic 2035 Fund (“LifePath 2035 Fund”).

BlackRock LifePath® 2040 Fund will be renamed BlackRock LifePath® Dynamic 2040 Fund (“LifePath 2040 Fund”).

BlackRock LifePath® 2045 Fund will be renamed BlackRock LifePath® Dynamic 2045 Fund (“LifePath 2045 Fund”).

BlackRock LifePath® 2050 Fund will be renamed BlackRock LifePath® Dynamic 2050 Fund (“LifePath 2050 Fund”).

BlackRock LifePath® 2055 Fund will be renamed BlackRock LifePath® Dynamic 2055 Fund (“LifePath 2055 Fund”).

Corresponding changes will be made to the names of each LifePath Master Portfolio in which each renamed LifePath Fund invests.

Change to each LifePath Fund’s Fees and Expenses

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath Retirement Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.23%	2.03%	0.98%	1.43%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath Retirement Fund and its share of the allocated expenses of LifePath® Dynamic Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.

[4]	BFA, the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the Retirement Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the Retirement Master Portfolio.

[5]	Administration Fees have been restated to reflect current fees.

[6]	Independent Expenses consist of LifePath Retirement Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Fund and the Retirement Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Fund and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[7]	Acquired Fund Fees and Expenses reflect LifePath Retirement Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath Retirement Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath Retirement Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath Retirement Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath Retirement Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2020 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.23%	2.03%	0.98%	1.43%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2020 Fund and its share of the allocated expenses of LifePath® Dynamic 2020 Master Portfolio (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.

[4]	BFA, the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2020 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2020 Master Portfolio.

[5]	Administration Fees have been restated to reflect current fees.

[6]	Independent Expenses consist of LifePath 2020 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Fund and the 2020 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Fund and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[7]	Acquired Fund Fees and Expenses reflect LifePath 2020 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2020 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2020 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2020 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2020 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2025 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.43%	0.48%	0.43%	0.38%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.30%	2.10%	1.05%	1.50%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.38)%	(0.38)%	(0.38)%	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2025 Fund and its share of the allocated expenses of LifePath® Dynamic 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.

[4]	BFA, the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2025 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2025 Master Portfolio.

[5]	Administration Fees have been restated to reflect current fees.

[6]	Independent Expenses consist of LifePath 2025 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Fund and the 2025 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Fund and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[7]	Acquired Fund Fees and Expenses reflect LifePath 2025 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2025 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2025 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2025 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2030 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[8]	1.23%	2.03%	0.98%	1.43%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.92%	1.72%	0.67%	1.12%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2030 Fund and its share of the allocated expenses of LifePath® Dynamic 2030 Master Portfolio (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.

[4]	BFA, the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2030 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2030 Master Portfolio.

[5]	Administration Fees have been restated to reflect current fees.

[6]	Independent Expenses consist of LifePath 2030 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Fund and the 2030 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Fund and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[7]	Acquired Fund Fees and Expenses reflect LifePath 2030 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2030 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2030 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2030 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2030 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$614	$864	$1,133	$1,900
Investor C Shares	$275	$605	$1,060	$2,324
Institutional Shares	$68	$279	$507	$1,162
Class R Shares	$114	$420	$748	$1,676

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$175	$605	$1,060	$2,324

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2035 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.44%	0.49%	0.44%	0.39%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.09%	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses[3,7]	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses[8]	1.30%	2.10%	1.05%	1.50%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.39)%	(0.39)%	(0.39)%	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.91%	1.71%	0.66%	1.11%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2035 Fund and its share of the allocated expenses of LifePath® Dynamic 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.

[4]	BFA, the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2035 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2035 Master Portfolio.

[5]	Administration Fees have been restated to reflect current fees.

[6]	Independent Expenses consist of LifePath 2035 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Fund and the 2035 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Fund and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[7]	Acquired Fund Fees and Expenses reflect LifePath 2035 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2035 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2035 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2035 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$613	$861	$1,128	$1,889
Investor C Shares	$274	$602	$1,055	$2,314
Institutional Shares	$67	$276	$502	$1,151
Class R Shares	$113	$417	$743	$1,665

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$174	$602	$1,055	$2,314

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2040 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.36%	0.41%	0.36%	0.31%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[3,7]	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses[8]	1.22%	2.02%	0.97%	1.42%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.31)%	(0.31)%	(0.31)%	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.91%	1.71%	0.66%	1.11%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2040 Fund and its share of the allocated expenses of LifePath® Dynamic 2040 Master Portfolio (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.

[4]	BFA, the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2040 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2040 Master Portfolio.

[5]	Administration Fees have been restated to reflect current fees.

[6]	Independent Expenses consist of LifePath 2040 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Fund and the 2040 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Fund and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[7]	Acquired Fund Fees and Expenses reflect LifePath 2040 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2040 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2040 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2040 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2040 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$613	$861	$1,128	$1,889
Investor C Shares	$274	$602	$1,055	$2,314
Institutional Shares	$67	$276	$502	$1,151
Class R Shares	$113	$417	$743	$1,665

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$174	$602	$1,055	$2,314

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2045 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.50%	0.55%	0.50%	0.45%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[3,7]	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses[8]	1.35%	2.15%	1.10%	1.55%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.45)%	(0.45)%	(0.45)%	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.90%	1.70%	0.65%	1.10%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2045 Fund and its share of the allocated expenses of LifePath® Dynamic 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.

[4]	BFA, the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2045 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2045 Master Portfolio.

[5]	Administration Fees have been restated to reflect current fees.

[6]	Independent Expenses consist of LifePath 2045 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Fund and the 2045 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Fund and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[7]	Acquired Fund Fees and Expenses reflect LifePath 2045 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2045 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2045 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2045 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2045 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$612	$858	$1,123	$1,878
Investor C Shares	$273	$598	$1,050	$2,303
Institutional Shares	$66	$273	$496	$1,139
Class R Shares	$112	$414	$737	$1,654

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$173	$598	$1,050	$2,303

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2050 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.37%	0.42%	0.37%	0.32%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.02%	0.02%	0.02%	0.02%
Acquired Fund Fees and Expenses[3,7]	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses[8]	1.21%	2.01%	0.96%	1.41%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.32)%	(0.32)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.89%	1.69%	0.64%	1.09%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2050 Fund and its share of the allocated expenses of LifePath® Dynamic 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.

[4]	BFA, the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2050 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2050 Master Portfolio.

[5]	Administration Fees have been restated to reflect current fees.

[6]	Independent Expenses consist of LifePath 2050 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Fund and the 2050 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Fund and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[7]	Acquired Fund Fees and Expenses reflect LifePath 2050 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2050 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2050 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2050 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2050 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$611	$855	$1,118	$1,867
Investor C Shares	$272	$595	$1,045	$2,293
Institutional Shares	$65	$270	$491	$1,127
Class R Shares	$111	$411	$732	$1,643

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$172	$595	$1,045	$2,293

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2055 Fund — Fees and Expenses of the LifePath Fund” in the Investor, Institutional and Class R Shares Prospectus will be deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[5,6]	0.71%	0.76%	0.71%	0.66%
Administration Fees[5]	0.35%	0.40%	0.35%	0.30%
Independent Expenses[6]	0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses[3,7]	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses[8]	1.55%	2.35%	1.30%	1.75%
Fee Waivers and/or Expense Reimbursements[4,6]	(0.66)%	(0.66)%	(0.66)%	(0.66)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,6]	0.89%	1.69%	0.64%	1.09%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The fees and expenses shown in the table above and the example that follows include the expenses of LifePath 2055 Fund and its share of the allocated expenses of LifePath® Dynamic 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.

[4]	BFA, the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2055 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2055 Master Portfolio.

[5]	Administration Fees have been restated to reflect current fees.

[6]	Independent Expenses consist of LifePath 2055 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Fund and the 2055 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Fund and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[7]	Acquired Fund Fees and Expenses reflect LifePath 2055 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[8]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in LifePath 2055 Fund’s most recent annual report, which do not include the Acquired Fund Fees and Expenses or the restatement of Administration Fees to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in shares of LifePath 2055 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of LifePath 2055 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that LifePath 2055 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$611	$855	$1,118	$1,867
Investor C Shares	$272	$595	$1,045	$2,293
Institutional Shares	$65	$270	$491	$1,127
Class R Shares	$111	$411	$732	$1,643

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$172	$595	$1,045	$2,293

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath Retirement Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath Retirement Fund and its share of the allocated expenses of LifePath® Dynamic Retirement Master Portfolio (the “Retirement Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the Retirement Master Portfolio invests. Management fees are paid by the Retirement Master Portfolio.

[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the Retirement Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the Retirement Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the Retirement Master Portfolio.

[3]	Independent Expenses consist of LifePath Retirement Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath Retirement Fund and the Retirement Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath Retirement Fund and the Retirement Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[4]	Acquired Fund Fees and Expenses reflect LifePath Retirement Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath Retirement Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath Retirement Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath Retirement Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath Retirement Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2020 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2020 Fund and its share of the allocated expenses of LifePath® Dynamic 2020 Master Portfolio (the “2020 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2020 Master Portfolio invests. Management fees are paid by the 2020 Master Portfolio.

[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2020 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2020 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2020 Master Portfolio.

[3]	Independent Expenses consist of LifePath 2020 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2020 Fund and the 2020 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2020 Fund and the 2020 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[4]	Acquired Fund Fees and Expenses reflect LifePath 2020 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2020 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2020 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2020 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2020 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2025 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.23%
Administration Fees	0.15%
Independent Expenses[3]	0.08%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.85%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.38)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2025 Fund and its share of the allocated expenses of LifePath® Dynamic 2025 Master Portfolio (the “2025 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2025 Master Portfolio invests. Management fees are paid by the 2025 Master Portfolio.

[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2025 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2025 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2025 Master Portfolio.

[3]	Independent Expenses consist of LifePath 2025 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2025 Fund and the 2025 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2025 Fund and the 2025 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[4]	Acquired Fund Fees and Expenses reflect LifePath 2025 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2025 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2025 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2025 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2025 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2030 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fees[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.27%
Total Annual Fund Operating Expenses[5]	0.78%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.47%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2030 Fund and its share of the allocated expenses of LifePath® Dynamic 2030 Master Portfolio (the “2030 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2030 Master Portfolio invests. Management fees are paid by the 2030 Master Portfolio.

[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2030 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2030 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2030 Master Portfolio.

[3]	Independent Expenses consist of LifePath 2030 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2030 Fund and the 2030 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2030 Fund and the 2030 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[4]	Acquired Fund Fees and Expenses reflect LifePath 2030 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2030 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2030 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2030 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2030 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$48	$216	$398	$926

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2035 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fees[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.24%
Administration Fees	0.15%
Independent Expenses[3]	0.09%
Acquired Fund Fees and Expenses[1,4]	0.26%
Total Annual Fund Operating Expenses[5]	0.85%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.39)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.46%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2035 Fund and its share of the allocated expenses of LifePath® Dynamic 2035 Master Portfolio (the “2035 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2035 Master Portfolio invests. Management fees are paid by the 2035 Master Portfolio.

[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2035 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2035 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2035 Master Portfolio.

[3]	Independent Expenses consist of LifePath 2035 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2035 Fund and the 2035 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2035 Fund and the 2035 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[4]	Acquired Fund Fees and Expenses reflect LifePath 2035 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2035 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2035 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2035 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2035 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$47	$213	$393	$914

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2040 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.16%
Administration Fees	0.15%
Independent Expenses[3]	0.01%
Acquired Fund Fees and Expenses[1,4]	0.26%
Total Annual Fund Operating Expenses[5]	0.77%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.31)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.46%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2040 Fund and its share of the allocated expenses of LifePath® Dynamic 2040 Master Portfolio (the “2040 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2040 Master Portfolio invests. Management fees are paid by the 2040 Master Portfolio.

[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2040 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2040 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2040 Master Portfolio.

[3]	Independent Expenses consist of LifePath 2040 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2040 Fund and the 2040 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2040 Fund and the 2040 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[4]	Acquired Fund Fees and Expenses reflect LifePath 2040 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2040 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2040 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2040 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2040 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$47	$213	$393	$914

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2045 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.30%
Administration Fees	0.15%
Independent Expenses[3]	0.15%
Acquired Fund Fees and Expenses[1,4]	0.25%
Total Annual Fund Operating Expenses[5]	0.90%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.45%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2045 Fund and its share of the allocated expenses of LifePath® Dynamic 2045 Master Portfolio (the “2045 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2045 Master Portfolio invests. Management fees are paid by the 2045 Master Portfolio.

[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2045 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2045 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2045 Master Portfolio.

[3]	Independent Expenses consist of LifePath 2045 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2045 Fund and the 2045 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2045 Fund and the 2045 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[4]	Acquired Fund Fees and Expenses reflect LifePath 2045 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2045 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2045 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2045 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2045 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$46	$210	$387	$902

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2050 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.17%
Administration Fees	0.15%
Independent Expenses[3]	0.02%
Acquired Fund Fees and Expenses[1,4]	0.24%
Total Annual Fund Operating Expenses[5]	0.76%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.32)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.44%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2050 Fund and its share of the allocated expenses of LifePath® Dynamic 2050 Master Portfolio (the “2050 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2050 Master Portfolio invests. Management fees are paid by the 2050 Master Portfolio.

[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2050 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2050 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2050 Master Portfolio.

[3]	Independent Expenses consist of LifePath 2050 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2050 Fund and the 2050 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2050 Fund and the 2050 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[4]	Acquired Fund Fees and Expenses reflect LifePath 2050 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2050 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2050 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2050 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2050 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$45	$206	$382	$890

The chart and following example in the section entitled “LifePath Fund Overview — Key Facts About BlackRock LifePath 2055 Fund — Fees and Expenses of the LifePath Fund” in the Class K Shares Prospectus will be deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.35%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[3]	0.51%
Administration Fees	0.15%
Independent Expenses[3]	0.36%
Acquired Fund Fees and Expenses[1,4]	0.24%
Total Annual Fund Operating Expenses[5]	1.10%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.66)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.44%

[1]	The fees and expenses shown in the table above and the example that follows include the expenses of Class K Shares of LifePath 2055 Fund and its share of the allocated expenses of LifePath® Dynamic 2055 Master Portfolio (the “2055 Master Portfolio”), a series of Master Investment Portfolio (“MIP”), and also reflect a weighted average of the total operating expense ratios of the underlying funds in which the 2055 Master Portfolio invests. Management fees are paid by the 2055 Master Portfolio.

[2]	BlackRock Fund Advisors (“BFA”), the investment adviser for the 2055 Master Portfolio, has contractually agreed to waive 0.30% of its management fee at the 2055 Master Portfolio level through April 30, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP or by a vote of a majority of the outstanding interests of the 2055 Master Portfolio.

[3]	Independent Expenses consist of LifePath 2055 Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to LifePath 2055 Fund and the 2055 Master Portfolio. BlackRock Advisors, LLC (“BAL”) and BFA have contractually agreed to reimburse, or provide offsetting credits to, LifePath 2055 Fund and the 2055 Master Portfolio, as applicable, for Independent Expenses through April 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may not be terminated prior to May 1, 2027 without the consent of the Board of Trustees of the Trust or MIP, as applicable.

[4]	Acquired Fund Fees and Expenses reflect LifePath 2055 Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds including the underlying funds. Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in LifePath 2055 Fund’s most recent annual report, which does not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in Class K Shares of LifePath 2055 Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class K Shares of LifePath 2055 Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that Class K Shares of LifePath 2055 Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$45	$206	$382	$890

The last sentence of the second paragraph of the sub-section entitled “Management of the LifePath Funds — Investment Adviser” of the Prospectus will be deleted in its entirety and replaced with the following:

BFA has contractually agreed to waive 0.30% of its management fees at the Master Portfolio level through April 30, 2018.

The second sentence of the fourth paragraph of the sub-section entitled “Management, Advisory and Other Service Arrangements — Investment Adviser” of the SAI will be deleted in its entirety and replaced with the following:

Effective November 30, 2015, BFA has contractually agreed to waive 0.30% of its management fees at the Master Portfolio level through April 30, 2018.

The last sentence of the seventh paragraph of the sub-section entitled “Management, Advisory and Other Service Arrangements — Investment Adviser” of the SAI will be deleted in its entirety and replaced with the following:

Each of BAL and BFA, as applicable, has contractually undertaken, through April 30, 2027, to reimburse or provide an offsetting credit to each Master Portfolio for such MIP Independent Expenses.

The second sentence of the sixth paragraph of the sub-section entitled “Management, Advisory and Other Service Arrangements — Administration Arrangements” of the SAI will be deleted in its entirety and replaced with the following:

Each of BAL and BFA, as applicable, has contractually undertaken, through April 30, 2027, to reimburse or provide an offsetting credit to the LifePath Funds for such Independent Expenses.

Change to each LifePath Fund’s Principal Investment Strategies and Risks

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of the LifePath Retirement Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the following:

LifePath Retirement Fund invests all of its assets in the Retirement Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, LifePath Retirement Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. LifePath Retirement Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, LifePath Retirement Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, LifePath Retirement Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). LifePath Retirement Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). LifePath Retirement Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

LifePath Retirement Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for LifePath Retirement Fund and to determine LifePath Retirement Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath Retirement Fund held approximately 40% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 60% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because LifePath Retirement Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain LifePath Retirement Fund’s risk profile.

The section of the Prospectus entitled “Principal Investment Strategies of the LifePath Fund” of each of LifePath 2020 Fund’s, LifePath 2025 Fund’s, LifePath 2030 Fund’s, LifePath 2035 Fund’s, LifePath 2040 Fund’s, LifePath 2045 Fund’s, LifePath 2050 Fund’s and LifePath 2055 Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the below.

The LifePath Fund invests all of its assets in its corresponding Master Portfolio of the same vintage, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. In connection with its investments in such real estate related derivatives, the LifePath Fund may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. The LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk. Under normal circumstances, the LifePath Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

In addition to investments in real estate related derivatives, the LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

The LifePath Fund is designed for investors expecting to retire or to begin withdrawing assets around the year indicated in the name of the LifePath Fund. The LifePath Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the LifePath Fund and to determine the LifePath Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. As of June 30, 2016, LifePath 2020 Fund held approximately 51% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 49% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2025 Fund held approximately 62% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 38% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2030 Fund held approximately 73% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 27% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2035 Fund held approximately 83% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 17% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2040 Fund held approximately 92% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 8% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2045 Fund held approximately 97% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 3% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; LifePath 2050 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments; and LifePath 2055 Fund held approximately 99% of its assets in Underlying Funds that invest primarily in equity securities (including real estate related equity securities and real estate related derivatives), 1% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts (“REITs”), foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index.

Under normal circumstances, the asset allocation will change over time according to a “glide path” as the LifePath Fund approaches its target date. The glide path below represents the shifting of asset classes over time. As the glide path shows, the LifePath Fund’s asset mix becomes more conservative — prior to retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the LifePath Fund, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the LifePath Fund approaches its target date.

The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of the LifePath Fund, and determine whether any changes are required to enable the LifePath Fund to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may adjust the allocation to equity and fixed-income in the LifePath Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the LifePath Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations. BFA may determine, in light of market conditions or other factors, that a greater variation is warranted to protect the LifePath Fund or achieve its investment objective. Investments in Underlying Funds will be allocated towards the equity and fixed income percentages based on their classification. The LifePath Fund may also seek asset allocation to equity and fixed income by investing in funds that invest in a mix of equity and fixed income instruments (“multi-asset funds”). Investments in multi-asset funds will be allocated towards the equity and fixed income percentages listed for the glide path based on the multi-asset fund’s underlying investments in equity and fixed income instruments.

BFA’s second step in the structuring of the LifePath Fund is the selection of the Underlying Funds, equity securities and derivatives. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the LifePath Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective. See the “Details About the LifePath Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds and a brief description of their investment objectives and primary investment strategies. The specific securities or derivatives selected for the LifePath Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the LifePath Fund to meet its investment objective.

Within the prescribed percentage allocations to equity and fixed-income, BFA seeks to diversify the LifePath Fund. The equity allocation may be further diversified by style (including both value and growth funds and issuers), market capitalization (including both large cap and small cap funds and issuers), region (including domestic and international (including emerging market) funds and issuers) or other factors. The fixed-income allocation may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income are determined at the discretion of the investment team and can be changed to reflect the current market environment.

The section of the Prospectus entitled “Details About the LifePath Funds — A Further Discussion of the Principal Investment Strategies,” will be deleted in its entirety and replaced with the following:

Each LifePath Fund invests all of its assets in a corresponding Master Portfolio, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the “Underlying Funds”) and in direct investments in equity securities (“real estate related equity securities”) and related derivatives (“real estate related derivatives”) of issuers that are primarily engaged in or related to the real estate industry in proportions based on its own comprehensive investment strategy. For simplicity, this prospectus uses the term “LifePath Fund” or the name of the LifePath Fund to include the applicable Master Portfolio. Under normal circumstances, the LifePath Funds intend to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”).

The LifePath Funds with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities and equity securities and related derivatives, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The LifePath Funds with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the LifePath Funds with shorter time horizons have lower expected returns than the LifePath Funds with longer time horizons. In addition, each LifePath Fund may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the LifePath Funds’ combined Statement of Additional Information (“SAI”).

As each LifePath Fund approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a LifePath Fund as it approaches its time horizon.

For example, LifePath Retirement Fund has entered its “retirement phase” and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in Underlying Funds that are money market funds. Rather, because BFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of LifePath Retirement Fund’s assets will continue to be allocated to Underlying Funds that are equity and bond funds and to real estate related equity securities and real estate related derivatives.

In determining the allocation of assets, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations. The allocations are periodically monitored and adjusted in an effort to maximize expected return for a given level of risk. In addition, the allocations of each LifePath Fund are rebalanced on a quarterly basis to reflect the LifePath Fund’s asset allocation to more conservative asset classes as it approaches its target date.

In managing the LifePath Funds, BFA focuses on long-term targets and objectives. The Underlying Funds invest in a mix of equity securities, bonds and money market instruments. The Underlying Funds may include funds that seek exposure to commodities (including commodity indexes), however, a LifePath Fund’s exposure to commodities will be limited to 5% of the LifePath Fund’s total assets at the time of the investment. Certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds, commodity-related instruments and derivatives, which are subject to additional risks, as described in the “Details About the LifePath Funds — A Further Discussion of Risk Factors” section of this prospectus.

With respect to the LifePath Funds’ investments in real estate related equity securities and real estate related derivatives, an issuer is primarily engaged in or related to the real estate industry if it derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or interests therein or has 50% of its assets in real estate or real estate interests. Real estate industry companies may include REITs, REIT-like structures, or real estate operating companies whose businesses and services are related to the real estate industry. Each LifePath Fund primarily buys common stock but also can invest in preferred stock and convertible securities. In connection with their investments in such real estate related derivatives, LifePath Funds may invest in derivatives, including but not limited to, futures, options, contracts for difference, forward contracts and/or swaps, including interest rate swaps and credit default swaps, for purposes of managing risk or to enhance total return. Each LifePath Fund may also use such real estate related derivatives for leverage, in which case their use would involve leveraging risk.

In addition to investments in real estate related derivatives, each LifePath Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). Each LifePath Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). LifePath Fund may use derivatives as a substitute for taking a position in an Underlying Fund, to reduce exposure to other risks and to enhance returns. Investments in derivative instruments will be valued at the net market value of such derivative instruments and will be included in the LifePath Fund’s equity or fixed income asset allocation as determined by LifePath Fund management.

Each LifePath Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in Underlying Funds, including exchange traded funds, which are designed to provide commodity exposure without direct investment by such LifePath Fund in physical commodities or commodities futures contracts (“commodity funds”). Such Underlying Funds may not be advised by BFA or its affiliates (collectively, “BlackRock”). For purposes of asset allocation, commodity funds provide equity exposure.

The LifePath Funds and certain Underlying Funds may also lend securities with a value up to 33 1⁄3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The investment model adjusts each LifePath Fund’s risk level by gradually making it more conservative as the year in the LifePath Fund’s name approaches, except for LifePath Retirement Fund, which is already in its most conservative phase.

When a LifePath Fund reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of LifePath Retirement Fund. Such LifePath Fund and LifePath Retirement Fund may then continue to operate as separate funds or, subject to approval by the Trust’s Board of Trustees, they may be merged into a single fund.

Risk Factors

The section of the Prospectus entitled “Principal Risks of Investing in the LifePath Fund” of each LifePath Fund’s “LifePath Fund Overview” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its faith, credit and taxing power for repayment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

Tax-Exempt Status Risk — The LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the LifePath Fund and its shareholders to substantial tax liabilities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

The section of the Prospectus entitled “Details About the LifePath Funds — A Further Discussion of Risk Factors — Principal Risks of Investing in the LifePath Funds” will be amended to include the following:

■	Collateralized Debt Obligations Risk — The pool of high yield securities underlying collateralized debt obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

■	Geographic Concentration Risk — From time to time the LifePath Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the LifePath Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. The LifePath Fund’s investment performance may also be more volatile if it concentrates its investments in certain countries, especially emerging market countries.

■	Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. These risks include:

General Obligation Bonds Risks — The full faith, credit and taxing power of the municipality that issues a general obligation bond secures payment of interest and repayment of principal. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.

Revenue Bonds Risks — Payments of interest and principal on revenue bonds are made only from the revenues generated by a particular facility, class of facilities or the proceeds of a special tax or other revenue source. These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.

Private Activity Bonds Risks — Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. If the private enterprise defaults on its payments, the LifePath Fund may not receive any income or get its money back from the investment.

Moral Obligation Bonds Risks — Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

Municipal Notes Risks — Municipal notes are shorter term municipal debt obligations. They may provide interim financing in anticipation of, and are secured by, tax collection, bond sales or revenue receipts. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the LifePath Fund may lose money.

Municipal Lease Obligations Risks — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation it may be difficult to sell the property and the proceeds of a sale may not cover the LifePath Fund’s loss.

Tax-Exempt Status Risk — In making investments, the LifePath Fund and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal obligations and payments under tax-exempt derivative securities. Neither the LifePath Fund nor its investment manager will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect or if events occur after the security is acquired that impact the security’s tax-exempt status, the LifePath Fund and its shareholders could be subject to substantial tax liabilities. The Internal Revenue Service (the “IRS”) has generally not ruled on the taxability of the securities. An assertion by the IRS that a portfolio security is not exempt from federal income tax (contrary to indications from the issuer) could affect the LifePath Fund’s and shareholder’s income tax liability for the current or past years and could create liability for information reporting penalties. In addition, an IRS assertion of taxability may impair the liquidity and the fair market value of the securities.

■	Representative Sampling Risk — Representative sampling is a method of indexing that involves investing in a representative sample of securities that collectively have a similar investment profile to the index and resemble the index in terms of risk factors and other key characteristics. An ETF may or may not hold every security in the index. When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

The section of the Prospectus entitled “Details About the LifePath Funds — A Further Discussion of Risk Factors —Principal Risks of Investing in the LifePath Funds — Derivatives Risk — Risks Specific to Certain Derivatives Used by the LifePath Fund” will be amended to include the following:

Contracts for Difference — Contracts for difference are subject to liquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the contracts for difference transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on the LifePath Fund’s obligation to its counterparty under the contract for difference and the return on related assets in its portfolio, the contracts for difference transaction may increase the LifePath Fund’s financial risk. Contracts for difference, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the LifePath Fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the LifePath Fund is liable. Contracts for difference are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation.

Commodity-Linked Derivatives — The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed-income securities. Therefore, at maturity, the LifePath Fund may receive more or less principal than it originally invested. The LifePath Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the LifePath Fund’s direct and indirect investments in commodity-linked derivatives, the LifePath Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the LifePath Fund believes are creditworthy) at any one time the LifePath Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the LifePath Fund’s exposure to counterparty credit risk. There can be no assurance that the LifePath Fund will be able to limit exposure to any one counterparty at all times.

Commodity-Linked Notes — Commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities.

The section of the Prospectus entitled “Details About the LifePath Funds — A Further Discussion of Risk Factors — Other Risks of Investing in the LifePath Funds” will be amended to include the following:

■	Corporate Loans Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the LifePath Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

■	Distressed Securities Risk — Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The LifePath Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of default or may be in default at the time of investment. The LifePath Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the LifePath Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment. Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.

■	Dollar Rolls Risk — A dollar roll transaction involves a sale by the LifePath Fund of a mortgage-backed or other security concurrently with an agreement by the LifePath Fund to repurchase a similar security at a later date at an agreed-upon price. Dollar roll transactions involve the risk that the market value of the securities the LifePath Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If the broker/dealer to whom the LifePath Fund sells securities becomes insolvent, the LifePath Fund’s right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the adviser’s ability to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

■	Inflation Indexed Bonds Risk — The principal value of an investment is not protected or otherwise guaranteed by virtue of the LifePath Fund’s investments in inflation-indexed bonds.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal value.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Periodic adjustments for inflation to the principal amount of an inflation-indexed bond may give rise to original issue discount, which will be includable in the LifePath Fund’s gross income. Due to original issue discount, the LifePath Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the LifePath Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

■	Money Market Securities Risk — If market conditions improve while the LifePath Fund has temporarily invested some or all of its assets in high quality money market securities, this strategy could result in reducing the potential gain from the market upswing, thus reducing the LifePath Fund’s opportunity to achieve its investment objective.

■	Risks of Loan Assignments and Participations — As the purchaser of an assignment, the LifePath Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the LifePath Fund may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the LifePath Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the LifePath Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The LifePath Fund may be required to pass along to a purchaser that buys a loan from the LifePath Fund by way of assignment a portion of any fees to which the LifePath Fund is entitled under the loan. In connection with purchasing participations, the LifePath Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the LifePath Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the LifePath Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the LifePath Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

■	Second Lien Loans Risk — Second lien loans generally are subject to similar risks as those associated with investments in senior loans. Because second lien loans are subordinated or unsecured and thus lower in priority of payment to senior loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien loans generally have greater price volatility than senior loans and may be less liquid.

There is also a possibility that originators will not be able to sell participations in second lien loans, which would create greater credit risk exposure for the holders of such loans. Second lien loans share the same risks as other below investment grade securities.

■	Senior Loans Risk — There is less readily available, reliable information about most senior loans than is the case for many other types of securities. In addition, there is no minimum rating or other independent evaluation of a borrower or its securities limiting the LifePath Fund’s investments, and BFA relies primarily on its own evaluation of a borrower’s credit quality rather than on any available independent sources. As a result, the LifePath Fund is particularly dependent on the analytical abilities of BFA.

An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value.

No active trading market may exist for certain senior loans, which may impair the ability of the LifePath Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Adverse market conditions may impair the liquidity of some actively traded senior loans. To the extent that a secondary market does exist for certain senior loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. See “Liquidity Risk.”

Although senior loans in which the LifePath Fund will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the LifePath Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan. If the terms of a senior loan do not require the borrower to pledge additional collateral in the event of a decline in the value of the already pledged collateral, the LifePath Fund will be exposed to the risk that the value of the collateral will not at all times equal or exceed the amount of the borrower’s obligations under the senior loans. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss. Some senior loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the senior loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the LifePath Fund. Such court action could under certain circumstances include invalidation of senior loans.

If a senior loan is acquired through an assignment, the LifePath Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. If a senior loan is acquired through a participation, the LifePath Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement against the borrower, and the LifePath Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the LifePath Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

The senior loans in which the LifePath Fund invests are usually rated below investment grade. As a result, the risks associated with senior loans are similar to the risks of below investment grade securities, although senior loans are typically senior and secured in contrast to other below investment grade securities, which are often subordinated and unsecured. See “Junk Bonds Risk.” The higher standing of senior loans has historically resulted in generally higher recoveries in the event of a corporate reorganization. In addition, because their interest rates are typically adjusted for changes in short-term interest rates, senior loans generally are subject to less interest rate risk than other below investment grade securities, which are typically fixed rate.

■	Structured Notes Risk — Structured notes and other related instruments purchased by the LifePath Fund are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference measure. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by the LifePath Fund. The interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference measure.

Structured notes may be positively or negatively indexed, so the appreciation of the reference measure may produce an increase or a decrease in the interest rate or the value of the principal at maturity. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of reference measures. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

The purchase of structured notes exposes the LifePath Fund to the credit risk of the issuer of the structured product. Structured notes may also be more volatile, less liquid, and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.

■	Supranational Entities Risk — The LifePath Fund may invest in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the “World Bank”). The government members, or “stockholders,” usually make initial capital contributions to the World Bank and in many cases are committed to make additional capital contributions if the World Bank is unable to repay its borrowings. There is no guarantee that one or more stockholders of the World Bank will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the LifePath Fund may lose money on such investments.

■	Tender Option Bonds and Related Securities Risk — The LifePath Fund’s participation in tender option bond transactions may reduce the LifePath Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the LifePath Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Certain LifePath Funds may invest in residual inverse floating rate interest tender option bonds (“TOB Residuals”). Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the LifePath Fund will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment.

TOB Residuals represent beneficial interests in a special purpose trust formed for the purpose of holding Municipal Bonds contributed by one or more funds (a “TOB Trust”). The LifePath Fund may invest in TOB Trusts on either a non-recourse or recourse basis. A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and TOB Residuals, which are generally issued to the fund(s) that transferred Municipal Bonds to the TOB Trust. TOB Trusts are typically supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Floaters to tender their certificates in exchange for payment of par plus accrued interest on any business day, subject to the non-occurrence of tender option termination events. When the LifePath Fund invests in a TOB Trust on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”).

If the LifePath Fund invests in a TOB Trust on a recourse basis, the LifePath Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the LifePath Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if the LifePath Fund invests in a TOB Trust on a recourse basis, the LifePath Fund will bear the risk of loss with respect to any Liquidation Shortfall.

To the extent that the LifePath Fund, rather than a third-party bank or financial institution, sponsors a TOB Trust, certain responsibilities that previously belonged to the sponsor bank will be performed by, or on behalf of, the LifePath Fund. The LifePath Fund’s additional duties and responsibilities under the new TOB Trust structure may give rise to certain additional risks including compliance, securities law and operational risks.

■	Variable and Floating Rate Instrument Risk — The absence of an active market for these securities could make it difficult for the LifePath Fund to dispose of them if the issuer defaults.

■	Zero Coupon Securities Risk — While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.

The section of the Prospectus entitled “Details About the LifePath Funds — A Further Discussion of Risk Factors” will be amended to include the following:

Investment in a Particular Geographic Region or Country Risks

■	China — Investments in Chinese issuers may subject the LifePath Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is a developing market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the past 25 years, the Chinese government has undertaken reform of economic and market practices and is expanding the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

■	India — India is an emerging market country and exhibits significantly greater market volatility from time to time in comparison to more developed markets. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets may result in higher potential for losses.

Moreover, governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of the LifePath Fund’s investments. The securities markets in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. The limited liquidity of the Indian securities markets may also affect the LifePath Fund’s ability to acquire or dispose of securities at the price and time that it desires.

Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. In addition, the Reserve Bank of India (“RBI”) has imposed limits on foreign ownership of Indian securities, which may decrease the liquidity of the LifePath Fund’s portfolio and result in extreme volatility in the prices of Indian securities. These factors, coupled with the lack of extensive accounting, auditing and financial reporting standards and practices, as compared to the United States, may increase the LifePath Fund’s risk of loss.

Further, certain Indian regulatory approvals, including approvals from the Securities and Exchange Board of India (“SEBI”), the RBI, the central government and the tax authorities (to the extent that tax benefits need to be utilized), may be required before the LifePath Fund can make investments in the securities of Indian companies.

■	Japan — There are special risks associated with investments in Japan. Because the LifePath Fund may invest in Japan, the value of the LifePath Fund’s shares may vary widely in response to political and economic factors affecting companies in Japan. Political, social or economic disruptions in Japan or in other countries in the region may adversely affect the values of Japanese securities and thus the LifePath Fund’s holdings. Additionally, since securities in Japan are denominated and quoted in yen, the value of the LifePath Fund’s Japanese securities as measured in U.S. dollars may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Japanese securities are also subject to the more general risks associated with foreign securities, which are discussed above.

■

Russia — Because of the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders, and it is possible for a shareholder to lose its registration through fraud, negligence or mere oversight.

■	United Kingdom —Investment in United Kingdom issuers may subject the LifePath Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom’s economy relies heavily on the export of financial services to the United States and other European countries. A prolonged slowdown in the financial services sector may have a negative impact on the United Kingdom’s economy. In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against United Kingdom interests may cause uncertainty in the United Kingdom’s financial markets and adversely affect the performance of the issuers to which the LifePath Fund has exposure. In a referendum held on June 23, 2016, the United Kingdom resolved to leave the European Union. The referendum may introduce significant new uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the European Union. The United Kingdom’s economy, along with certain other EU economies, experienced a significant economic slowdown during the financial crisis that began in 2007.

■	United States — The LifePath Fund may have significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Policy and legislative changes in the United States are changing many aspects of financial and other regulation and may have a significant effect on the U.S. markets generally, as well as the value of certain securities. In addition, a continued rise in the U.S. public debt level or U.S. austerity measures may adversely affect U.S. economic growth and the securities to which the LifePath Fund has exposure.

Investments in a Particular Market Segment Risks

■	Consumer Discretionary Sector Risk — The consumer discretionary sector may be affected by changes in domestic and international economies, exchange rates, competition, consumer’s disposable income and consumer preferences, fads and marketing campaigns.

■	Consumer Staples Sector Risk — The consumer staples sector may be affected by marketing campaigns, changes in consumer demands, government regulations and changes to commodity prices.

■	Energy and Natural Resources Sector Risk — The LifePath Fund’s investments in energy and natural resources companies are especially affected by variations in the commodities markets (that may be due to market events, regulatory developments or other factors that the LifePath Fund cannot control) and these companies may lack the resources and the broad business lines to weather hard times. Energy companies can be significantly affected by the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, world events and economic conditions. Natural resources companies can be significantly affected by events relating to international political developments, energy conservation, the success of exploration projects, commodity prices, and tax and government regulations.

■	Financial Services Industry Risk — When interest rates go up, the value of securities issued by many types of financial services companies generally goes down. In many countries, financial services and the companies that provide them are regulated by governmental entities, which can increase costs for new services or products and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of financial services companies has resulted in increased competition and reduced profitability for certain companies.

The profitability of many types of financial services companies may be adversely affected in certain market cycles, including periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the LifePath Fund’s investments may lose value during such periods.

■	Health Sciences and Healthcare Companies Risk — The LifePath Fund’s investments in health sciences companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. The goods and services of health sciences companies are subject to risks of rapid technological change and obsolescence, product liability litigation, and intense price and other competitive pressures.

■	Industrials Sector Risk — The industrials sector is affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

■	Materials Sector Risk — Companies in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Also, companies in the materials sector are at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.

■	Precious Metals and Related Securities Risk — Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals.

■	Technology Sector Risk — Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

■	Telecommunications Risk — The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. The telecommunications industry is also heavily regulated. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered.

■	Utility Industry Risk — When interest rates go up, the value of securities issued by utilities companies historically has gone down. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

Change to the List of Underlying Funds

The section of the Prospectus entitled “Details About the LifePath Funds — Information About the Underlying Funds” will be amended to add the following:

BlackRock Tactical Opportunities Fund

BlackRock Tactical Opportunities Fund (formerly known as the BlackRock Managed Volatility Portfolio) seeks total return. BlackRock Tactical Opportunities Fund uses an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. BlackRock Tactical Opportunities Fund has wide flexibility in the relative weightings given to each category. With respect to its equity investments, BlackRock Tactical Opportunities Fund may invest in equity securities to an unlimited extent. BlackRock Tactical Opportunities Fund may invest in common stock, preferred stock, securities convertible into common stock, non-convertible preferred stock and depositary receipts. BlackRock Tactical Opportunities Fund may invest in securities of both U.S. and non-U.S. issuers without limit, which can be U.S. dollar-based or non-U.S. dollar-based and may be currency hedged or unhedged. BlackRock Tactical Opportunities Fund may invest in securities of companies of any market capitalization. With respect to its fixed-income investments, BlackRock Tactical Opportunities Fund may invest in individual fixed-income securities to an unlimited extent. BlackRock Tactical Opportunities Fund may invest in a portfolio of fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities, collateralized mortgage obligations, collateralized debt obligations, asset-backed securities, convertible securities, debt obligations of governments and their sub-divisions (including those of non-U.S. governments), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. BlackRock Tactical Opportunities Fund may also invest a significant portion of their assets in non-investment grade bonds (junk bonds or distressed securities), non-investment grade bank loans, foreign bonds (both U.S. dollar- and non-U.S. dollar-denominated) and bonds of emerging market issuers. BlackRock Tactical Opportunities Fund may invest in non-U.S. dollar-denominated bonds on a currency hedged or unhedged basis. The average portfolio duration of the fixed-income investments held by BlackRock Tactical Opportunities Fund will vary based on BlackRock Tactical Opportunities Fund management team’s forecast of interest rates and there are no limits regarding portfolio duration or average maturity. With respect to its cash investments, BlackRock Tactical Opportunities Fund may hold high quality money market securities, including short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes and repurchase agreements. BlackRock Tactical Opportunities Fund may invest a significant portion of its assets in money market funds, including those advised by BlackRock Advisors, LLC or its affiliates.

Master Total Return Portfolio

Master Total Return Portfolio seeks to realize a total return that exceeds that of the Barclays U.S. Aggregate Bond Index. Master Total Return Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Both U.S. and foreign companies and governments may issue these securities. Under normal circumstances, Master Total Return Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed-income securities. Master Total Return Portfolio may invest in fixed-income securities of any duration or maturity. Master Total Return Portfolio may invest up to 30% of its net assets in securities of foreign issuers, of which 20% (as a percentage of Master Total Return Portfolio’s net assets) may be in emerging markets issuers. Investments in U.S. dollar-denominated securities of foreign issuers, excluding issuers from emerging markets, are permitted beyond the 30% limit. This means that Master Total Return Portfolio may invest in such U.S. dollar-denominated securities of foreign issuers without limit. Master Total Return Portfolio may also invest in derivative securities for hedging purposes or to increase the return on its investments. Master Total Return Portfolio may also invest in credit-linked notes, credit-linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities. Master Total Return Portfolio may also enter into reverse repurchase agreements and dollar rolls. Master Total Return Portfolio may invest up to 20% of its net assets in fixed-income securities that are rated below investment grade by at least one of the recognized rating agencies or in unrated securities of equivalent credit quality. Master Total Return Portfolio may invest up to 15% of its net assets in collateralized debt obligations, of which 10% (as a percentage of Master Total Return Portfolio’s net assets) may be in collateralized loan obligations.

The sub-section of the Prospectus entitled “Details About the LifePath Funds — Information About the Underlying Funds — BlackRock Cash Funds: Institutional” will be deleted in its entirety and replaced with the following:

BlackRock Cash Funds: Treasury

BlackRock Cash Funds: Treasury seeks current income as is consistent with liquidity and stability of principal. BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. BlackRock Cash Funds: Treasury invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, BlackRock Cash Funds: Treasury may invest in variable and floating rate instruments and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The section of the Prospectus entitled “Details About the LifePath Funds — Information About the Underlying Funds — Underlying iShares Funds” will be amended to add the following:

iShares Edge MSCI Min Vol EAFE ETF seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada. The fund seeks to track the investment results of the MSCI EAFE Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the performance of international equity securities that in the aggregate have lower relative volatility. The Underlying Index begins with the MSCI EAFE Index, which is a capitalization-weighted index, and then follows a rules-based methodology that is designed to determine weights for securities in the index that seeks to minimize total risk of the MSCI EAFE Index. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies will include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling or special dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI constructs a portfolio of lowest expected volatility, based on Barra’s multi-factor risk model, which is determined based on the projected “riskiness” of securities in MSCI EAFE Index while subjected to constraints based on established minimum and maximum weightings of index constituents and sectors as well as other measurable index characteristics. The Underlying Index includes stocks from Europe, Australasia, the Middle East and the Far East and, as of June 30, 2015, consisted of the following 18 developed market country indexes or regions: Australia, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Sweden, Switzerland and the United Kingdom. The Underlying Index may include large or mid-capitalization companies. Components of the Underlying Index primarily include consumer staples, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI Intl Value Factor ETF seeks to track the investment results of an index composed of international developed large- and mid- capitalization stocks with value characteristics and relatively lower valuations. The fund seeks to track the investment results of the MSCI World ex USA Enhanced Value Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the Parent Index”), which includes large- and mid- capitalization stocks across 20 developed market countries, excluding the United States. The Underlying Index consists of a fixed number of securities constituting a subset of the Parent Index and is designed to represent the performance of securities that exhibit higher value style characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. The value style characteristics for index construction are defined using three accounting variables based on publicly reported financial data: Price-to-Book Value, Price-to-Forward Earnings and Enterprise Value-to-Cash Flow from Operations. The fixed number of securities included in the Underlying Index is evaluated semi-annually. As of June 30, 2015, there were 350 issues in the Underlying Index. Components primarily include consumer discretionary, financials and Industrials companies. The components of the Underlying Index, and the degree to which these components represent certain countries or industries, are likely to change over time.

iShares Edge MSCI Min Vol USA ETF seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market. The fund seeks to track the investment results of the MSCI USA Minimum Volatility (USD) Index (the “Underlying Index”), which has been developed by MSCI Inc. (the “Index Provider” or “MSCI”) to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States that, in the aggregate, have lower volatility relative to the broader U.S. equity market. The Underlying Index begins with the MSCI USA Index, which is a capitalization-weighted index, and then follows a rules-based methodology to optimize the index in USD and determine weights for securities in the index that seeks to minimize total risk of the MSCI USA Index. Under a rules-based methodology, securities and weighting of the index are established based on pre-established parameters and discretionary factors are not relied on. Generally, rules-based methodologies will include specified requirements for security eligibility, maximum and minimum weightings by security and, in some cases by sector and country, established rules relating to handling or special dividends and other distributions and treatment of corporate events. In order to determine weightings by security within the Underlying Index, MSCI constructs a portfolio of lowest expected volatility, based on Barra’s multi-factor risk model, which is determined based on the projected “riskiness” of securities in MSCI USA Index whilst subjected to established minimum and maximum weightings of index constituents, countries, sectors and risk indices including momentum, value, size, size nonlinearity, growth, liquidity and financial leverage. Components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI USA Size Factor ETF seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization. The fund seeks to track the investment results of the MSCI USA Risk Weighted Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid- capitalization stocks. The Underlying Index considers the “size” (market capitalization) of individual stocks in the Parent Index and generally is expected to have a smaller average market capitalization than the Parent Index. The Underlying Index reweights each security in the Parent Index using a rules-based methodology so that stocks with relatively smaller average market capitalization and lower risk weightings based on the index provider’s methodology constitute a higher percentage of the Underlying Index. The risk weighting of each security is calculated using the inverse of its historical variance, estimated based on three years of weekly return data. The Underlying Index seeks to provide negative exposure to two systematic factors, the size factor and volatility factor, by emphasizing stocks with smaller average market capitalization and lower realized volatility than its Parent Index. As of June 30, 2015, there were 640 issues in the Underlying Index. Components primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares Edge MSCI USA Value Factor ETF seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations. The fund seeks to track the investment results of the MSCI USA Enhanced Value Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid- capitalization stocks. The Underlying Index is designed to represent the performance of securities in the Parent Index that exhibit higher value characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. To construct the Underlying Index, the value weighting of each security in the Parent Index is determined using three variables: price-to-book value, price-to-forward earnings and enterprise value-to-cash flow from operations. As of June 30, 2015, there were 150 issuers in the Underlying Index. Components primarily include financials, healthcare and technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

Active Stock Master Portfolio Repurposing

The sub-section of the Prospectus entitled “Details About the LifePath Funds — Information About the Underlying Funds — Active Stock Master Portfolio” will be deleted in its entirety and replaced with the following:

Active Stock Master Portfolio

Active Stock Master Portfolio seeks to provide long-term appreciation of capital. BFA engages in a variety of different activities and methods of analysis when choosing investments for Active Stock Master Portfolio, such as: (a) reviewing and allocating varying percentages of Active Stock Master Portfolio to equity investment management team members responsible for security selection utilizing various investment styles and disciplines, including, but not limited to, stocks of large and small capitalization companies; (b) utilizing a combination of quantitative and fundamental analysis (a method of stock market analysis that concentrates on “fundamental” information about the company (such as its income statement, balance sheet, earnings and sales history, products and management) to attempt to forecast future stock value) to evaluate the relative attractiveness of various segments in the equity universe, defined by style, capitalization range and geographic location; and (c) identifying macroeconomic themes that BFA believes have the potential to outperform investments in the market as a whole. These themes may reflect changes in the global macroeconomic and policy backdrop. To a limited extent, BFA may, when choosing investments for Active Stock Master Portfolio, engage in fundamental analysis and bottom-up security selection that may, in turn, drive sector and industry weightings as well as average market capitalization. BFA may assess each stock’s changing characteristics relative to its contribution to portfolio risk within that discipline and selling the stock when it no longer offers an appropriate return-to-risk trade-off. Active Stock Master Portfolio may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. Active Stock Master Portfolio does not limit its investments to companies of any particular size, and may invest in equity securities of companies of any market capitalization. Equity securities include securities representing shares of ownership of a corporation (“common stock”), preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock), and their value usually reflects both the stream of current income payments and the market value of the underlying common stock. Active Stock Master Portfolio may also invest in securities of foreign issuers from any country, including emerging market countries, and may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. Active Stock Master Portfolio may use derivatives to hedge its portfolio against market and currency risks or to gain exposure to equity markets. Active Stock Master Portfolio may also use derivatives to hedge its investment portfolio against interest rate risks or to seek to enhance its return. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the Russell 1000. The derivatives that Active Stock Master Portfolio may use include indexed and inverse securities, options on portfolio positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions and swaps.

Change in Portfolio Management Team

The chart in the section of the Prospectus entitled “Portfolio Managers” of each LifePath Fund’s “LifePath Fund Overview” will be deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Master Portfolio Since	Title
Matthew O’Hara	2016	Managing Director of BlackRock, Inc.
Philip Green	2016	Managing Director of BlackRock, Inc.

The chart in the section of the Prospectus entitled “Management of the LifePath Funds — Portfolio Managers,” will be deleted in its entirety and replaced with the following:

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Matthew O’Hara	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2013; Director of BlackRock, Inc. from 2009 to 2012.
Philip Green	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2016	Managing Director of BlackRock, Inc. since 2006

The section of the SAI entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” will be revised as follows:

The first paragraph will be deleted in its entirety and replaced with the following:

Matthew O’Hara and Philip Green, the portfolio managers, are jointly and primarily responsible for the day-to-day management of each Master Portfolio’s portfolio.

The first paragraph of the sub-section entitled “Other Funds and Accounts Managed” will be deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Master Portfolios, for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of July 31, 2016.

The tables in the sub-section entitled “Other Funds and Accounts Managed” will be deleted in their entirety and replaced with the following:

Retirement Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Philip Green	17	19	7	0	0	2
	$14.21 Billion	$3.72 Billion	$5.65 Billion	$0	$0	$2.93 Billion

2020 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Philip Green	17	19	7	0	0	2
	$14.21 Billion	$3.72 Billion	$5.65 Billion	$0	$0	$2.93 Billion

2025 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Philip Green	17	19	7	0	0	2
	$14.21 Billion	$3.72 Billion	$5.65 Billion	$0	$0	$2.93 Billion

2030 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Philip Green	17	19	7	0	0	2
	$14.21 Billion	$3.72 Billion	$5.65 Billion	$0	$0	$2.93 Billion

2035 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Philip Green	17	19	7	0	0	2
	$14.21 Billion	$3.72 Billion	$5.65 Billion	$0	$0	$2.93 Billion

2040 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Philip Green	17	19	7	0	0	2
	$14.21 Billion	$3.72 Billion	$5.65 Billion	$0	$0	$2.93 Billion

2045 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Philip Green	17	19	7	0	0	2
	$14.21 Billion	$3.72 Billion	$5.65 Billion	$0	$0	$2.93 Billion

2050 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Philip Green	17	19	7	0	0	2
	$14.21 Billion	$3.72 Billion	$5.65 Billion	$0	$0	$2.93 Billion

2055 Master Portfolio

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew O’Hara	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
Philip Green	17	19	7	0	0	2
	$14.21 Billion	$3.72 Billion	$5.65 Billion	$0	$0	$2.93 Billion

The last sentence in the sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation” will be deleted in its entirety and replaced with the following:

The performance of Messrs. O’Hara and Green is not measured against a specific benchmark.

The first paragraph in the sub-section entitled “Portfolio Manager Beneficial Ownership” will be deleted in its entirety and replaced with the following:

As of July 31, 2016, the portfolio managers beneficially owned no interests in any of the LifePath Funds that invest in Master Portfolios for which they are primarily responsible for the day-to-day management.

Shareholders should retain this Supplement for future reference.

PR&SAI-LP-0916SUP